Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of earnings loss per share - basic and diluted
	For the Years Ended June 30,
	2022	2021	2020
Numerator:
Net (Loss) Income attributable to BaiJiaYun Limited	$(12,814,988)	$3,457,208	$3,873,503
Accretion of convertible redeemable preferred shares	(3,865,430)	(3,029,529)	(1,796,987)
Deemed dividends to convertible redeemable preferred shareholders	—	(2,084,786)	—
Net income attributable to BaiJiaYun Limited’s preferred shareholders	—	—	(838,145)
Net (Loss) Income attributable to BaiJiaYun Limited’s ordinary shareholders	$(16,680,418)	$(1,657,107)	$1,238,371

Denominator:
Weighted average ordinary shares outstanding – basic and diluted	44,069,300	41,204,669	38,417,461
Earnings (loss) per share – basic and diluted	$(0.38)	$(0.04)	$0.03